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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-07701
-----------------------------------------------------------------

                          GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  12/31/08
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                      GE LIFESTYLE CONSERVATIVE ALLOCATION

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                           NUMBER OF
                                                             SHARES                           VALUE
Affiliated investments - 85.2%
-------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                               100,204                        $1,136,315
GE International Equity Fund (Class Y)                        25,741                           263,843
GE Small-Cap Value Equity Fund (Class Y)                      10,932                            77,178
GE U.S. Equity Fund (Class Y)                                 36,134                           604,520
                                                                                             2,081,856

OTHER INVESTMENTS - 0.1%
-------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                              2,020

TOTAL INVESTMENT IN SECURITIES                                                               2,083,876
  (Cost $2,443,682)

SHORT-TERM INVESTMENTS - 14.7%
-------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                        358,298

TOTAL INVESTMENTS                                                                            2,442,174
 (Cost $2,801,980)

OTHER ASSETS AND LIABILITIES - 0.0% *                                                              755

                                                                                            ----------
NET ASSETS - 100.0%                                                                         $2,442,929
                                                                                            ==========


* LESS THAN 0.1%

                        GE LIFESTYLE MODERATE ALLOCATION

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                             NUMBER OF
                                                              SHARES                        VALUE
Affiliated investments - 90.1%
-----------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                               135,847                      $1,540,505
GE International Equity Fund (Class Y)                       102,823                       1,053,933
GE Small-Cap Value Equity Fund (Class Y)                      80,064                         565,252
GE U.S. Equity Fund (Class Y)                                102,549                       1,715,645
                                                                                           4,875,335

OTHER INVESTMENTS - 0.1%
-----------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                            4,662

TOTAL INVESTMENT IN SECURITIES                                                             4,879,997
  (Cost $6,605,779)

SHORT-TERM INVESTMENTS - 9.6%
-----------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                      519,827

TOTAL INVESTMENTS                                                                          5,399,824
  (Cost $7,125,606)

OTHER ASSETS AND LIABILITIES - 0.2%                                                            9,835

                                                                                          ----------
NET ASSETS - 100.0%                                                                       $5,409,659
                                                                                          ==========

* Less than 0.1%

                        GE LIFESTYLE AGGRESIVE ALLOCATION

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                             NUMBER OF
                                                              SHARES                             VALUE
Affiliated investments - 95.0%
----------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class Y)                                113,110                         $ 1,282,666
GE International Equity Fund (Class Y)                        175,759                           1,801,532
GE Small-Cap Value Equity Fund (Class Y)                      186,664                           1,317,846
GE U.S. Equity Fund (Class Y)                                 146,960                           2,458,638
                                                                                                6,860,682

OTHER INVESTMENTS - 0.0% *
----------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                 3,486

TOTAL INVESTMENT IN SECURITIES                                                                  6,864,168
 (Cost $9,860,262)

SHORT-TERM INVESTMENTS - 5.0%
----------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.02%                                                                                             360,593

TOTAL INVESTMENTS                                                                               7,224,761
 (Cost $10,220,855)

OTHER ASSETS AND LIABILITIES - 0.0% *                                                                 264

                                                                                              -----------
NET ASSETS - 100.0%                                                                           $ 7,225,025
                                                                                              ===========


* Less than 0.1%

                       GE LIFESTYLE CONSERVATIVE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                                        NUMBER OF
                                                                         SHARES                                    VALUE
AFFILIATED INVESTMENTS - 92.4%
------------------------------------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                                                 109,564                           $1,243,553
GE International Equity Fund (Class A)                                          28,340                              287,082
GE Small-Cap Value Equity Fund (Class A)                                        11,997                               81,700
GE U.S. Equity Fund (Class A)                                                   38,267                              644,805
                                                                                                                  2,257,140

OTHER INVESTMENTS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                              5,024                                2,763

TOTAL INVESTMENT IN SECURITIES                                                                                    2,259,903
  (COST $2,667,396)

SHORT-TERM INVESTMENTS - 23.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
  1.02%                                                                                                             564,083

TIME DEPOSIT - 11.5%
State Street Corp
  0.01%                                                                        280,535                              280,535 (a)

TOTAL SHORT-TERM INVESTMENTS                                                                                        844,618
  (COST $844,618)

TOTAL INVESTMENTS                                                                                                 3,104,521
  (COST $3,512,014)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (27.1)%                                                               (661,076)

                                                                                                                 ----------
NET ASSETS - 100.0%                                                                                              $2,443,445
                                                                                                                 ==========




(a) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

                         GE LIFESTYLE MODERATE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                             NUMBER OF
                                                              SHARES                               VALUE
Affiliated investments - 90.4%
-----------------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                                338,052                          $ 3,836,888
GE International Equity Fund (Class A)                        265,804                            2,692,594
GE Small-Cap Value Equity Fund (Class A)                      203,315                            1,384,574
GE U.S. Equity Fund (Class A)                                 252,749                            4,258,832
                                                                                                12,172,888

OTHER INVESTMENTS - 0.1%
-----------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                 12,078

TOTAL INVESTMENT IN SECURITIES                                                                  12,184,966
 (Cost $16,770,380)

SHORT-TERM INVESTMENTS - 13.2%
-----------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.02%                                                                                            1,779,811

TOTAL INVESTMENTS                                                                               13,964,777
 (Cost $18,550,191)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.7)%                                               (500,077)

                                                                                               -----------
NET ASSETS - 100.0%                                                                            $13,464,700
                                                                                               ===========

                         GE LIFESTYLE AGGRESIVE STRATEGY

             SCHEDULE OF INVESTMENTS - DECEMBER 31, 2008 (UNAUDITED)

                                                             NUMBER OF
                                                              SHARES                       VALUE
Affiliated investments - 95.4%
----------------------------------------------------------------------------------------------------
GE Fixed Income Fund (Class A)                              83,813                       $  951,273
GE International Equity Fund (Class A)                     133,109                        1,348,390
GE Small-Cap Value Equity Fund (Class A)                   146,037                          994,515
GE U.S. Equity Fund (Class A)                              110,703                        1,865,354
                                                                                          5,159,532

OTHER INVESTMENTS - 0.1%
----------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                           3,205

TOTAL INVESTMENT IN SECURITIES                                                            5,162,737
 (Cost $7,723,150)

SHORT-TERM INVESTMENTS - 15.0%
----------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
1.02%                                                                                       810,834

TOTAL INVESTMENTS                                                                         5,973,571
 (Cost $8,533,984)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (10.5)%                                       (567,568)

                                                                                         ----------
NET ASSETS - 100.0%                                                                      $5,406,003
                                                                                         ==========



The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


GE LifeStyle Conservative Allocation Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$2,440,154      $2,020 	        $- 	     $2,442,174
 Other Financial
   Instruments  $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-




GE LifeStyle Moderate Allocation Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$5,395,162 	$4,661          $- 	     $5,399,823
 Other Financial
   Instruments  $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE LifeStyle Aggressive Allocation Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$7,221,275 	$3,486 	        $- 	     $7,224,761
Other Financial
  Instruments   $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-


GE LifeStyle Conservative Strategy Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$2,821,223 	$283,299        $- 	     $3,104,522
 Other Financial
   Instruments  $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-




GE LifeStyle Moderate Strategy Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$13,952,700 	$12,078 	$- 	     $13,964,778
 Other Financial
   Instruments  $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$-		$-
   Accrued discounts/premiums		$-		$-
   Realized gain (loss)			$-		$-
   Change in unrealized appreciation/
                         (depreciation)	$-		$-
   Net purchases (sales)		$-		$-
   Net transfers in and out of Level 3  $-		$-
Balance at 12/31/08			$-		$-


GE LifeStyle Aggressive Strategy Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$5,970,366 	$3,204 	        $- 	     $5,973,570
Other Financial
  Instruments   $- 	        $- 	        $- 	     $-


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 09/30/08			$ -	        $-
   Accrued discounts/premiums		$ -	        $-
   Realized gain (loss)			$ -	        $-
   Change in unrealized appreciation/
                         (depreciation)	$ -	        $-
   Net purchases (sales)		$ -	        $-
   Net transfers in and out of Level 3  $ -	        $-
Balance at 12/31/08			$ -	        $-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Lifestyle Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Lifestyle Funds

Date:  February 23, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Lifestyle Funds

Date:  February 23, 2009